Income Taxes (Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Balance at beginning of year	¥ 4,482	¥ 4,668	¥ 3,258
Increase-tax position in prior years	53	23	669
Increase-tax position in current year	111	1,388	2,380
Decrease-tax position in prior years	(57)	(41)	(455)
Settlements with taxing authorities	(3,048)	(1,451)	(677)
Lapse of statute of limitations	(134)	(105)	(507)
Balance at end of year	¥ 1,407	¥ 4,482	¥ 4,668